GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	COMMON STOCKS - 94.65%
	Bermuda - 0.18%
25,900	Kunlun Energy Co., Ltd.	$23,374
4,079	Orient Overseas International Ltd.	56,967
		80,341
	Brazil - 3.73%
12,706	Ambev SA	35,709
8,712	B3 SA - Brasil Bolsa Balcao	26,066
8,245	Banco Bradesco SA	25,958
15,847	Banco do Brasil SA	180,647
3,586	Banco Santander Brasil SA	23,715
26,844	BB Seguridade Participacoes SA	186,438
3,711	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	57,037
2,999	CPFL Energia SA	23,782
3,257	Equatorial Energia SA	23,960
57,467	Magazine Luiza SA (a)	25,550
13,627	Natura & Co Holding SA (a)	46,725
34,877	Petroleo Brasileiro SA	278,499
5,802	PRIO SA/Brazil	54,885
30,480	Raia Drogasil SA	184,514
4,548	Telefonica Brasil SA	49,958
19,780	Vale SA	313,289
9,134	Vibra Energia SA	42,784
7,399	WEG SA	56,208
		1,635,724
	Cayman Islands - 11.99%
18,671	3SBio, Inc.	18,005
18,706	AAC Technologies Holdings, Inc.	55,590
11,327	Akeso, Inc. (a)	67,350
496	Alchip Technologies Ltd.	52,704
84,250	Alibaba Group Holding Ltd. (a)	811,542
11,207	ANTA Sports Products Ltd.	108,924
10,326	Baidu, Inc. - Class A (a)	153,712
2,905	BeiGene Ltd. (a)	40,506
148,467	Bosideng International Holdings Ltd.	66,783
5,024	C&D International Investment Group Ltd.	10,683
84,652	China Feihe Ltd.	46,316
43,694	China Medical System Holdings Ltd.	77,431
17,164	China Mengniu Dairy Co., Ltd.	46,238
11,157	Chow Tai Fook Jewellery Group Ltd.	16,622
490,042	Country Garden Holdings Co., Ltd. (a)	49,046
39,759	Country Garden Services Holdings Co., Ltd.	34,430
4,403	Daqo New Energy Corp. - ADR (a)	117,120
11,614	East Buy Holding Ltd. (a)	41,380
17,354	Geely Automobile Holdings Ltd.	19,117
63,486	Greentown China Holdings Ltd.	64,742
46,955	Haidilao International Holding Ltd.	87,594
1,616	Horizon Construction Development Ltd. (a)	950
9,211	JD.com, Inc. - Class A	133,035
1,223	JOYY, Inc. - ADR	48,553
26,844	Kingboard Holdings Ltd.	64,200
8,698	Kuaishou Technology (a)	59,183
4,103	Li Auto, Inc. - Class A (a)	76,874
12,460	Li Ning Co., Ltd.	33,438
9,331	Lufax Holding Ltd. - ADR	28,646
21,802	Meituan - Class B (a)	228,894
9,634	NetEase, Inc.	173,813
19,958	New Oriental Education & Technology Group, Inc. (a)	145,487
507	Parade Technologies Ltd.	19,763
2,721	PDD Holdings, Inc. - ADR (a)	398,110
4,242	Qifu Technology, Inc. - ADR	67,108
38,749	Tencent Holdings Ltd.	1,462,964
55,234	Tingyi Cayman Islands Holding Corp.	67,363
138,091	Topsports International Holdings Ltd.	107,684
63,184	Uni-President China Holdings Ltd.	44,957
31,308	Xiaomi Corp. - Class B (a)	62,693
15,083	Zhen Ding Technology Holding Ltd.	53,471
		5,263,021
	Chile - 0.52%
688	Banco de Credito e Inversiones SA	18,625
42,726	Cencosud SA	80,297
1,069,263	Enel Chile SA	69,259
23,449	Falabella SA (a)	58,561
		226,742
	China - 14.95%
15,200	360 Security Technology, Inc. - Class A (a)	19,296
22,900	37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	60,760
1,000	Advanced Micro-Fabrication Equipment Inc China - Class A	21,647
283,724	Agricultural Bank of China Ltd. - Class A	109,443
97,900	Agricultural Bank of China Ltd. - Series H	50,246
72,294	Aluminum Corp of China Ltd. - Class A	36,142
35,800	Aluminum Corp of China Ltd. - Series H	28,472
3,800	Anhui Yingjia Distillery Co., Ltd. - Class A	35,527
40,754	AviChina Industry & Technology Co., Ltd. - Class A	17,472
28,900	Bank of Beijing Co., Ltd. - Class A	18,457
58,600	Bank of China Ltd. - Class A	32,968
549,990	Bank of China Ltd. - Series H	208,986
90,100	Bank of Communications Co., Ltd. - Class A	72,939
134,298	Bank of Communications Co., Ltd. - Series H	83,832
2,564	Beijing E-Hualu Information Technology Co., Ltd. - Class A (a)	11,365
700	Beijing Kingsoft Office Software, Inc. - Class A	31,183
800	Beijing Roborock Technology Co., Ltd. - Class A	31,901
3,857	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	40,836
1,600	Bloomage Biotechnology Corp Ltd. - Class A	15,101
1,999	BYD Co., Ltd. - Series H	55,142
12,800	By-health Co., Ltd. - Series A	30,724
1,500	Changchun High & New Technology Industry Group, Inc. - Class A	30,825
782,685	China Cinda Asset Management Co., Ltd. - Series H	78,195
250,317	China CITIC Bank Corp., Ltd. - Series H	118,056
126,433	China Coal Energy Co., Ltd. - Series H	115,083
222,759	China Communications Services Corp Ltd. - Class A	92,374
549,881	China Construction Bank Corp. - Series H	327,097
100,600	China Everbright Bank Co., Ltd. - Class A	41,140
301,145	China Everbright Bank Co., Ltd. - Series H	89,486
10,938	China Merchants Bank Co., Ltd. - Series H	38,048
11,100	China Merchants Shekou Industrial Zone Holdings Co., Ltd. - Class A	14,935
4,800	China National Medicines Corp Ltd. - Class A	19,363
4,030	China National Software & Service Co., Ltd. - Class A	20,591
7,485	China Pacific Insurance Group Co., Ltd. - Class A	15,141
6,000	China Pacific Insurance Group Co., Ltd. - Series H	20,146
84,000	China Petroleum & Chemical Corp. - Class A	66,084
191,920	China Petroleum & Chemical Corp. - Series H	100,576
5,826	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	40,862
12,708	China Shenhua Energy Co., Ltd. - Series H	43,581
165,563	China Tower Corp Ltd. - Series H	17,402
105,400	China United Network Communications Ltd. - Class A	65,068
3,700	Chongqing Brewery Co., Ltd. - Class A	34,659
65,300	Chongqing Rural Commercial Bank Co., Ltd. - Class A	37,563
112,436	COSCO Shipping Holdings Co., Ltd. - Series H	113,051
24,100	Daqin Railway Co., Ltd. - Class A	24,496
11,160	DaShenLin Pharmaceutical Group Co., Ltd. - Class A	39,177
4,600	Dong-E-E-Jiao Co., Ltd. - Class A	31,973
165,161	Dongfeng Motor Group Co., Ltd. - Series H	82,303
4,800	Ecovacs Robotics Co., Ltd. - Class A	28,042
5,600	Eoptolink Technology Inc Ltd. - Class A	38,828
20,500	Foxconn Industrial Internet Co., Ltd. - Class A	43,671
1,100	G-bits Network Technology Xiamen Co., Ltd. - Class A	37,979
12,300	Giant Network Group Co., Ltd. - Class A	19,314
6,600	Gree Electric Appliances Inc of Zhuhai - Class A	29,960
18,800	GRG Banking Equipment Co., Ltd. - Class A	32,481
1,999	Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	17,640
38,358	Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	39,353
2,697	Hangzhou Robam Appliances Co., Ltd. - Class A	8,288
17,300	Henan Shenhuo Coal & Power Co., Ltd. - Class A	41,009
14,400	Hisense Visual Technology Co., Ltd. - Class A	42,436
3,900	Hithink RoyalFlush Information Network Co., Ltd. - Class A	86,332
39,100	HLA Group Corp Ltd. - Class A	40,916
4,212	Huadong Medicine Co., Ltd. - Class A	24,638
9,800	Huagong Tech Co., Ltd. - Class A	41,036
17,700	Huaibei Mining Holdings Co., Ltd. - Class A	41,520
63,100	Huaxia Bank Co., Ltd. - Class A	49,998
8,100	Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	35,882
5,200	Hundsun Technologies, Inc. - Class A	21,076
4,600	IEIT Systems Co., Ltd. - Class A	21,497
2,800	Iflytek Co., Ltd. - Class A	18,286
269,446	Industrial & Commercial Bank of China Ltd. - Series H	131,313
8,200	Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	52,327
3,000	Jiangsu King's Luck Brewery JSC Ltd. - Class A	20,632
9,200	Jiangsu Nhwa Pharmaceutical Co., Ltd. - Class A	35,164
1,800	Jiangsu Pacific Quartz Co., Ltd. - Class A	22,058
18,000	Jiangxi Copper Co., Ltd. - Class A	45,306
26,685	Jiangxi Copper Co., Ltd. - Series H	37,746
21,371	Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	37,454
27,535	Jointown Pharmaceutical Group Co., Ltd. - Class A	27,216
8,200	Kunlun Tech Co., Ltd. - Class A(a)	43,233
200	Kweichow Moutai Co., Ltd. - Class A	48,684
1,019	Luzhou Laojiao Co., Ltd. - Class A	25,829
22,159	Nongfu Spring Co., Ltd. - Class A	128,223
74,600	Offshore Oil Engineering Co., Ltd. - Class A	62,467
33,900	OFILM Group Co., Ltd. - Class A	41,645
10,000	People.cn Co., Ltd.	39,397
25,900	People's Insurance Co. Group of China, Ltd. - Series A	17,691
61,600	PetroChina Co., Ltd. - Class A	61,302
272,281	PetroChina Co., Ltd. - Series H	179,921
88,570	PICC Property & Casualty Co., Ltd. - Series H	105,400
29,743	Ping An Insurance Group Co. of China, Ltd. - Series H	134,655
2,600	Sangfor Technologies, Inc. - Class A (a)	26,495
2,145	SG Micro Corp. - Class A	26,905
9,991	Shaanxi Coal Industry Co., Ltd. - Class A	29,441
12,736	Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	17,530
17,620	Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	42,256
44,000	Shandong Nanshan Aluminum Co., Ltd. - Class A	18,232
5,280	Shanghai Baosight Software Co., Ltd. - Class A	36,324
97,800	Shanghai Construction Group Co., Ltd. - Class A	32,266
3,700	Shanghai Moons' Electric Co., Ltd. - Class A	34,373
9,700	Shanghai Zhangjiang High-Tech Park Development Co., Ltd. - Class A	26,350
9,200	Shanxi Coal International Energy Group Co., Ltd. - Class A	22,716
9,700	Shanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	29,967
1,100	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	35,805
10,600	Shenzhen Kaifa Technology Co., Ltd. - Class A	24,200
8,190	Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	26,636
54,500	Sichuan Changhong Electric Co., Ltd. - Class A	40,589
13,600	Sichuan Chuantou Energy Co., Ltd. - Class A	28,994
11,300	Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	46,290
3,200	Sichuan Swellfun Co., Ltd. - Class A	26,552
17,239	Sinopharm Group Co., Ltd. - Series H	45,180
3,600	Suzhou TFC Optical Communication Co., Ltd. - Class A	46,303
3,902	TAL Education Group - ADR (a)	49,282
120,428	The People's Insurance Co. Group of China, Ltd. - Series H	37,042
11,848	Tongwei Co., Ltd. - Class A	41,798
19,500	Tsinghua Tongfang Co., Ltd. - Class A (a)	20,184
11,828	Vipshop Holdings Ltd. - ADR (a)	210,065
57,190	Want Want China Holdings, Ltd.	34,570
3,739	Weibo Corp. - ADR	40,942
5,900	WUS Printed Circuit Kunshan Co., Ltd. - Class A	18,384
47,200	Xiamen C & D, Inc. - Class A	64,156
8,166	Yankuang Energy Group Co., Ltd. - Class A	22,809
18,875	Yankuang Energy Group Co., Ltd. - Series H	35,902
4,694	Yifeng Pharmacy Chain Co., Ltd. - Class A	26,505
2,665	Yum China Holdings, Inc.	113,076
1,000	Yunnan Botanee Bio-Technology Group Co., Ltd. - Class A	9,612
10,900	Yunnan Tin Co., Ltd. - Class A	21,999
8,000	Yunnan Yuntianhua Co., Ltd. - Class A	17,592
37,700	Yutong Bus Co., Ltd. - Class A	70,457
16,947	Zhaojin Mining Industry Co., Ltd. - Class A	21,054
20,200	Zhejiang China Commodities City Group Co., Ltd. - Class A	20,847
8,000	Zhejiang Dahua Technology Co., Ltd. - Class A	20,810
6,812	Zhejiang Supor Co., Ltd. - Class A	50,905
8,261	Zhejiang Weixing New Building Materials Co., Ltd. - Class A	16,865
3,300	Zhongji Innolight Co., Ltd. - Class A	52,387
700	Zhongji Innolight Co., Ltd. - Class A	11,112
23,000	Zhongjin Gold Corp Ltd. - Class A	32,267
6,900	ZTE Corp. - Class A	25,753
11,276	ZTE Corp. - Series H	25,201
		6,562,539
	Colombia - 0.11%
5,832	Bancolombia SA	49,978
	Czech Republic - 0.19%
755	CEZ AS	32,359
467	Komercni Banka AS	15,122
8,840	Moneta Money Bank AS	36,987
		84,468
	Egypt - 0.65%
83,542	Commercial International Bank - Egypt (CIB)	197,074
48,347	Eastern Co SAE	43,859
84,862	EFG Holding S.A.E. (a)	45,723
		286,656
	Hong Kong - 1.60%
6,357	BYD Electronic International Co., Ltd.	29,806
2,021	China Resources Beer Holdings Co., Ltd.	8,868
194,967	China Resources Pharmaceutical Group Ltd.	128,162
75,979	China Taiping Insurance Holdings Co., Ltd.	65,521
39,129	CITIC Ltd.	39,123
127,822	CSPC Pharmaceutical Group Ltd.	118,966
43,625	Far East Horizon Ltd.	34,336
125,879	Lenovo Group Ltd.	176,160
59,913	Sino Biopharmaceutical Ltd.	26,652
19,944	Sinotruk Hong Kong Ltd.	39,151
40,795	Yuexiu Property Co., Ltd.	33,266
		700,011
	Hungary - 0.46%
18,405	MOL Hungarian Oil & Gas Plc	149,929
1,140	OTP Bank Nyrt	51,930
		201,859
	India - 16.82%
10,253	Adani Power Ltd. (a)	64,699
1,730	Ambuja Cements Ltd.	10,819
1,052	Asian Paints Ltd.	42,992
10,130	Aurobindo Pharma Ltd.	131,904
6,751	Axis Bank Ltd.	89,345
387	Bajaj Auto Ltd.	31,602
536	Bajaj Finance Ltd.	47,163
43,180	Bank of Baroda	119,808
31,943	Bharat Electronics Ltd.	70,666
1,875	Bharat Forge Ltd.	27,886
16,645	Bharat Petroleum Corp Ltd.	90,143
6,905	Bharti Airtel Ltd.	85,602
1,108	Britannia Industries Ltd.	71,061
13,667	CG Power & Industrial Solutions Ltd.	74,603
2,741	Cholamandalam Investment and Finance Co., Ltd.	41,459
5,087	Cipla Ltd/India	76,157
24,459	Coal India Ltd.	110,447
4,611	Colgate-Palmolive India Ltd.	140,115
1,380	Cummins India Ltd.	32,552
1,820	Dr Reddy's Laboratories Ltd.	126,850
1,899	Godrej Consumer Products Ltd. (a)	25,805
11,573	HCL Technologies Ltd.	203,670
9,566	HDFC Bank Ltd.	195,874
32,016	Hindalco Industries Ltd.	236,151
2,418	Hindustan Aeronautics Ltd.	81,450
22,872	Hindustan Petroleum Corp Ltd. (a)	109,643
1,646	Hindustan Unilever Ltd.	52,668
25,648	ICICI Bank Ltd.	306,488
28,379	IDFC First Bank Ltd. (a)	30,284
10,456	Indian Hotels Co., Ltd.	55,051
77,903	Indian Oil Corp Ltd.	121,501
17,068	Infosys Ltd.	315,937
22,942	ITC Ltd.	127,345
8,852	Jindal Steel & Power Ltd.	79,480
9,767	Jio Financial Services Ltd. (a)	27,306
4,166	Jubilant Foodworks Ltd.	28,273
5,027	Larsen & Toubro Ltd.	212,883
1,341	LTIMindtree Ltd.	101,332
2,114	Lupin Ltd.	33,591
2,917	Mahindra & Mahindra Ltd.	60,582
9,039	MariCo., Ltd.	59,560
265	Maruti Suzuki India Ltd.	32,789
2,743	Max Healthcare Institute Ltd.	22,613
2,739	Mphasis Ltd.	90,062
17	MRF Ltd.	26,463
3,914	Muthoot Finance Ltd.	69,397
446	Nestle India Ltd.	142,395
33,542	NTPC Ltd.	125,314
108,248	Oil & Natural Gas Corp Ltd.	266,509
1,687	One 97 Communications Ltd. (a)	12,867
185	Page Industries Ltd.	85,579
666	Persistent Systems Ltd.	59,074
10,783	Petronet LNG Ltd.	28,834
418	Pidilite Industries Ltd.	13,631
662	Polycab India Ltd.	43,610
52,052	Power Finance Corp Ltd.	239,165
34,734	Power Grid Corp of India Ltd.	98,934
29,194	REC Ltd.	144,729
11,361	Reliance Industries Ltd.	352,622
40,174	Samvardhana Motherson International Ltd.	49,188
810	Shriram Finance Ltd.	19,981
462	Siemens Ltd.	22,332
16,763	State Bank of India	129,220
2,268	Sun Pharmaceutical Industries Ltd.	34,310
848	Supreme Industries Ltd.	46,275
87,090	Suzlon Energy Ltd. (a)	39,946
5,564	Tata Consultancy Services Ltd.	253,406
668	Tata Elxsi Ltd.	70,229
8,031	Tata Motors Ltd. - Class A	50,070
19,415	Tata Motors Ltd.	181,892
53,430	Tata Steel Ltd.	89,556
6,385	Tech Mahindra Ltd.	97,537
526	Titan Co., Ltd.	23,216
979	Torrent Pharmaceuticals Ltd.	27,109
683	Tube Investments of India Ltd.	29,056
4,657	TVS Motor Co., Ltd.	113,318
514	UltraTech Cement Ltd.	64,842
1,626	UPL Ltd.	11,468
11,304	Varun Beverages Ltd.	167,925
5,613	Vedanta Ltd.	17,426
7,253	Wipro Ltd.	41,143
		7,384,779
	Indonesia - 1.74%
601,890	Adaro Energy Indonesia Tbk PT	92,961
38,164	Astra International Tbk PT	13,996
123,856	Bank Central Asia Tbk PT	75,639
156,868	Bank Mandiri Persero Tbk PT	61,624
250,664	Bank Rakyat Indonesia Persero Tbk PT	93,164
60,603	Indah Kiat Pulp & Paper Tbk PT	32,755
38,460	Indofood CBP Sukses Makmur Tbk PT	26,385
213,509	Indofood Sukses Makmur Tbk PT	89,448
510,158	Kalbe Farma Tbk PT	53,364
436,922	Sumber Alfaria Trijaya Tbk PT	83,143
255,515	Telkom Indonesia Persero Tbk PT	65,551
337,039	Unilever Indonesia Tbk PT	77,258
		765,288
	Luxembourg - 0.09%
1,563	Reinet Investments SCA	39,835
	Mexico - 2.74%
88,214	Alfa SAB de CV - Series A - Class A	70,598
5,466	Arca Continental SAB de CV	59,768
284,957	Cemex SAB de CV (a)	221,676
6,128	Coca-Cola Femsa SAB de CV	58,184
8,812	Fomento Economico Mexicano SAB de CV	114,923
1,743	Gruma SAB de CV - Series B	31,897
966	Grupo Aeroportuario del Sureste SAB de CV - Series B	28,386
22,325	Grupo Bimbo SAB de CV - Series A	112,881
6,053	Grupo Carso SAB de CV - Series A1	67,449
10,427	Grupo Financiero Banorte SAB de CV - Series O	105,062
16,028	Grupo Financiero Inbursa SAB de CV - Series O (a)	43,900
10,922	Grupo Mexico SAB de CV - Series B	60,704
10,386	Kimberly-Clark de Mexico SAB de CV - Series A	23,272
26,029	Orbia Advance Corp SAB de CV	57,619
34,632	Wal-Mart de Mexico SAB de CV	145,597
		1,201,916
	Netherlands - 0.06%
3,790	Pepco Group NV (a)	25,089
	Peru - 0.20%
222	Credicorp Ltd. - ADR	33,284
639	Southern Copper Corp. (d)	54,999
		88,283
	Philippines - 0.06%
11,081	BDO Unibank, Inc.	26,106
	Poland - 1.02%
630	Bank Polska Kasa Opieki SA	24,358
1,019	CD Projekt SA	29,792
1,076	Dino Polska SA (a)	125,984
18	LPP SA	74,063
4,186	ORLEN SA	69,697
22,114	PGE Polska Grupa Energetyczna SA (a)	48,785
3,345	Powszechna Kasa Oszczednosci Bank Polski SA	42,795
243	Santander Bank Polska SA	30,260
		445,734
	Qatar - 0.81%
51,676	Ooredoo QPSC	154,702
4,749	Qatar Islamic Bank SAQ	27,255
30,367	Qatar National Bank QPSC	133,800
24,264	The Commercial Bank PSQC	39,651
		355,408
	Republic of Korea - 13.55%
728	Amorepacific Corp.	81,667
516	CJ CheilJedang Corp.	129,508
833	CosmoAM&T Co., Ltd. (a)	94,458
2,559	Coway Co., Ltd.	113,183
2,527	DB Insurance Co., Ltd. (a)	163,657
1,136	Doosan Bobcat, Inc.	44,251
509	Ecopro BM Co., Ltd.	112,887
132	Ecopro Co., Ltd.	65,772
1,006	F&F Co., Ltd / New	69,441
3,022	GS Holdings Corp.	95,675
3,617	Hana Financial Group, Inc.	121,331
806	Hankook Tire & Technology Co., Ltd.	28,328
234	Hanmi Pharm Co., Ltd.	63,724
1,102	Hanmi Semiconductor Co., Ltd.	52,362
944	Hanwha Aerospace Co., Ltd.	91,068
776	Hanwha Ocean Co., Ltd. (a)	15,059
1,891	HD Hyundai Co., Ltd.	92,687
375	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	35,074
5,400	HMM Co., Ltd.	81,925
892	Hotel Shilla Co., Ltd.	45,136
284	Hyundai Glovis Co., Ltd. (a)	42,081
462	Hyundai Mobis Co., Ltd.	84,644
80	Hyundai Motor Co.	12,584
1,919	Hyundai Steel Co. (a)	54,081
14,389	Industrial Bank of Korea (a)	132,257
852	JYP Entertainment Corp.	66,724
3,072	KB Financial Group, Inc.	128,169
2,002	Kia Corp. (a)	154,821
1,658	Korea Investment Holdings Co., Ltd.	78,529
2,682	Korean Air Lines Co., Ltd.	49,550
859	KT Corp.	22,904
660	KT&G Corp.	44,463
407	Kum Yang Co., Ltd. (a)	34,139
33	LG Chem Ltd.	12,693
1,085	LG Electronics, Inc.	85,322
40	LG Energy Solution Ltd. (a)	13,201
184	LG H&H Co., Ltd.	50,542
85	LG Innotek Co., Ltd.	15,744
15,796	LG Uplus Corp.	125,275
4,495	Meritz Financial Group, Inc.	205,653
379	NCSoft Corp.	70,491
2,319	NH Investment & Securities Co., Ltd. (a)	18,547
1,210	Orion Corp/Republic of Korea	108,586
1,393	Posco DX Co., Ltd.	79,645
76	POSCO Future M Co., Ltd. (a)	20,989
274	POSCO Holdings, Inc.	105,350
1,185	Posco International Corp. (a)	56,966
394	Samsung C&T Corp.	39,522
277	Samsung Electro-Mechanics Co., Ltd.	32,818
29,272	Samsung Electronics Co., Ltd.	1,776,718
1,135	Samsung Engineering Co., Ltd. (a)	25,425
214	Samsung Fire & Marine Insurance Co., Ltd. (a)	43,600
433	Samsung Life Insurance Co., Ltd.	23,165
56	Samsung SDI Co., Ltd.	20,389
1,950	Samsung Securities Co., Ltd.	58,091
3,888	Shinhan Financial Group Co., Ltd.	120,542
347	SK Biopharmaceuticals Co., Ltd. (a)	26,945
1,272	SK Hynix, Inc.	138,823
1,038	SK Telecom Co., Ltd.	40,326
422	S-Oil Corp.	22,724
10,501	Woori Financial Group, Inc.	105,693
		5,945,924
	Russian Federation - 0.00%
1,813	Magnit PJSC (a)(b)(c)(g)	0
5,197	PhosAgro PJSC (a)(b)(c)(f)(g)	0
33	PhosAgro PJSC - GDR (a)(b)(c)(g)	0
994	Polyus PJSC - GDR (b)(c)(f)(g)	0
13,382	Rosneft Oil Co PJSC (a)(b)(c)(g)	0
120,116	Sberbank of Russia PJSC (a)(b)(c)(g)	0
128,418,000	VTB Bank PJSC (a)(b)(c)(g)	0
		0
	South Africa - 3.50%
9,574	Absa Group Ltd.	85,445
5,009	Bid Corp Ltd.	116,839
4,392	Bidvest Group Ltd/The	60,574
222	Capitec Bank Holdings Ltd.	24,770
3,652	Clicks Group Ltd.	65,026
6,101	Exxaro Resources Ltd.	68,496
27,764	FirstRand Ltd.	111,389
1,806	Gold Fields Ltd.	27,405
11,963	Impala Platinum Holdings Ltd.	59,408
2,710	Kumba Iron Ore Ltd.	90,836
13,769	MTN Group Ltd.	86,851
466	Naspers Ltd. - N Shares	79,765
7,077	Nedbank Group Ltd.	83,541
95,141	Old Mutual Ltd.	67,707
34,684	OUTsurance Group Ltd.	79,550
24,798	Pepkor Holdings Ltd.	26,604
4,523	Remgro Ltd.	40,001
1,094	Sasol Ltd.	11,025
4,548	Shoprite Holdings Ltd.	68,385
12,983	Sibanye Stillwater Ltd.	17,407
9,042	Standard Bank Group Ltd.	103,086
41,122	Woolworths Holdings Ltd/South Africa	162,307
		1,536,417
	Taiwan, Province of China - 15.67%
3,861	Accton Technology Corp.	65,625
51,605	Acer, Inc.	90,296
5,661	Advantech Co., Ltd.	68,506
261	Airtac International Group	8,576
35,637	ASE Technology Holding Co., Ltd.	156,170
4,604	Asustek Computer, Inc.	73,273
6,539	Catcher Technology Co., Ltd.	41,290
5,032	Chailease Holding Co., Ltd.	31,620
11,766	Cheng Shin Rubber Industry Co., Ltd.	17,194
135,776	China Development Financial Holding Corp. (a)	55,488
4,797	Chunghwa Telecom Co., Ltd.	18,768
108,209	Compal Electronics, Inc.	140,164
21,430	CTBC Financial Holding Co., Ltd.	19,776
8,247	Delta Electronics, Inc.	84,106
2,098	eMemory Technology, Inc.	166,821
38,043	Eva Airways Corp.	38,931
77,139	Far Eastern New Century Corp.	78,383
12,949	Feng TAY Enterprise Co., Ltd.	73,764
20,929	First Financial Holding Co., Ltd.	18,675
25,858	Fubon Financial Holding Co., Ltd.	54,549
6,770	Gigabyte Technology Co., Ltd.	58,402
1,873	Global Unichip Corp.	105,870
47,915	Hon Hai Precision Industry Co., Ltd.	163,018
75,196	Inventec Corp.	128,769
16,369	Lite-On Technology Corp.	62,156
8,587	MediaTek, Inc.	283,542
24,679	Mega Financial Holding Co., Ltd.	31,490
9,860	Micro-Star International Co., Ltd.	65,425
2,564	momo.com, Inc.	42,453
7,162	Nien Made Enterprise Co., Ltd.	82,296
9,424	Novatek Microelectronics Corp.	158,505
27,362	Pegatron Corp.	77,748
62,450	Pou Chen Corp.	62,842
11,257	President Chain Store Corp.	98,816
25,633	Quanta Computer, Inc.	186,619
9,730	Realtek Semiconductor Corp.	149,209
19,929	Synnex Technology International Corp.	45,558
39,933	Taishin Financial Holding Co., Ltd.	23,532
85,267	Taiwan Business Bank	38,025
153,471	Taiwan Semiconductor Manufacturing Co., Ltd.	2,942,277
2,801	Unimicron Technology Corp.	16,004
87,582	Uni-President Enterprises Corp.	212,486
58,589	United Microelectronics Corp.	99,826
731	Voltronic Power Technology Corp.	40,653
60,078	Wistron Corp.	192,195
836	Wiwynn Corp.	49,500
34,709	WPG Holdings Ltd.	92,212
75,069	Yuanta Financial Holding Co., Ltd.	67,443
		6,878,846
	Thailand - 1.01%
6,760	Advanced Info Service PCL - NVDR	42,956
230,816	Banpu Public Co., Ltd. - NVDR	45,881
6,853	Bumrungrad Hospital PCL - NVDR	44,528
40,200	Delta Electronics Thailand PCL - NVDR	103,334
45,073	Home Product Center PCL - NVDR	15,432
115,383	Krung Thai Bank PCL - NVDR	62,130
38,520	Osotspa PCL - NVDR	24,771
7,808	PTT Exploration & Production PCL - NVDR	34,012
38,000	PTT PCL - NVDR	39,726
648,867	TMBThanachart Bank PCL - NVDR	31,715
		444,485
	Turkey - 2.13%
63,174	Akbank TAS	78,131
10,664	BIM Birlesik Magazalar AS	108,763
29,640	Haci Omer Sabanci Holding AS	60,677
31,213	KOC Holding AS	149,870
16,181	Turk Hava Yollari AO (a)	125,365
21,177	Turkcell Iletisim Hizmetleri AS	40,315
356,595	Turkiye Is Bankasi - Series C	281,759
135,465	Yapi ve Kredi Bankasi AS	89,539
		934,419
	United Arab Emirates - 0.87%
14,982	Abu Dhabi Commercial Bank PJSC	37,447
17,866	Abu Dhabi Islamic Bank PJSC	49,228
21,371	Abu Dhabi National Oil Co for Distribution PJSC	21,530
11,515	Aldar Properties PJSC	16,763
44,885	Americana Restaurants International PLC	38,252
83,571	Emaar Properties PJSC	180,223
6,269	Emirates NBD Bank PJSC	29,529
2,632	First Abu Dhabi Bank PJSC	9,998
		382,970
	Total Common Stocks (Cost $33,148,977)	41,546,838

	INVESTMENT COMPANIES - 3.40%
	United States - 3.40%
35,275	iShares MSCI Saudi Arabia ETF (d)	1,493,191
	Total Investment Companies (Cost $1,133,654)	1,493,191

	PREFERRED STOCKS - 2.58%
	Brazil - 1.88%
28,116	Banco Bradesco SA - Preference Shares	98,046
4,834	Centrais Eletricas Brasileiras SA - Preference Shares - Class A	46,785
31,709	Cia Energetica de Minas Gerais - Preference Shares	75,202
2,167	Gerdau SA - Preference Shares	10,486
37,716	Itau Unibanco Holding SA - Preference Shares	262,409
43,220	Petroleo Brasileiro SA - Preference Shares	329,760
		822,688
	Chile - 0.15%
1,083	Sociedad Quimica y Minera de Chile SA - Preference Shares - Series B	64,884
	Colombia - 0.11%
6,458	Bancolombia SA - Preference Shares	49,736
	Republic of Korea - 0.44%
302	Hyundai Motor Co. - 1st Preference Shares	26,562
202	Hyundai Motor Co. - 2nd Preference Shares	17,886
3,089	Samsung Electronics Co., Ltd. - Preference Shares	148,848
		193,296
	Total Preferred Stocks (Cost $716,755)	1,130,604

	REAL ESTATE INVESTMENT TRUSTS - 0.09%
	Mexico - 0.09%
23,054	Fibra Uno Administracion SA de CV	41,408
	Total Real Estate Investment Trusts (Cost $30,686)	41,408

	RIGHTS - 0.00% (h)
	Taiwan, Province of China - 0.00% (h)
514	Mega Financial Holding Co., Ltd. (b)(c)(g)	104
	Total Rights (Cost $98)	104

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 3.56%
1,561,630	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (e)	1,561,630
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,561,630)	1,561,630

	Total Investments (Cost $36,591,800) - 104.28%	45,773,775
	Liabilities in Excess of Other Assets - (4.28)%	(1,877,780)
	TOTAL NET ASSETS - 100.00%	$43,895,995

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	As of December 31, 2023, the Valuation Committee has fair valued these securities. The value of these securities were $104, which represents 0.00% of total net assets.
(d)	All or portion of this security is on loan.
(e)	Seven-day yield as of December 31, 2023.
(f)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund's liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

(g)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $104, which represents 0.00% of total net assets.
(h)	Less than 0.01%.

Glossary of Terms
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2023

COMMON STOCKS
Aerospace & Defense	0.59%
Air Freight & Logistics	0.10%
Airlines	0.49%
Automobile Components	0.60%
Automobiles	1.98%
Banks	12.28%
Beverages	1.88%
Biotechnology	0.41%
Broadline Retail	4.48%
Building Products	0.04%
Capital Markets	0.98%
Chemicals	0.71%
Communications Equipment	0.58%
Construction & Engineering	0.83%
Construction Materials	0.68%
Consumer Finance	0.62%
Consumer Staples Distribution & Retail	2.60%
Diversified Consumer Services	0.54%
Diversified Telecommunication Services	1.04%
Electric Utilities	0.68%
Electrical Equipment	0.99%
Electronic Equipment, Instruments & Components	2.22%
Energy Equipment & Services	0.14%
Entertainment	1.14%
Financial Services	2.08%
Food Products	2.79%
Gas Utilities	0.05%
Ground Transportation	0.06%
Health Care Providers & Services	0.46%
Hotels, Restaurants & Leisure	1.26%
Household Durables	1.40%
Independent Power and Renewable Electricity Producers	0.50%
Industrial Conglomerates	1.45%
Insurance	2.44%
Interactive Media & Services	4.02%
IT Services	2.83%
Machinery	0.56%
Marine Transportation	0.57%
Media	0.09%
Metals & Mining	3.49%
Oil, Gas & Consumable Fuels	6.23%
Paper & Forest Products	0.07%
Personal Care Products	1.00%
Pharmaceuticals	2.97%
Real Estate Management & Development	1.07%
Semiconductors & Semiconductor Equipment	10.38%
Software	0.58%
Specialty Retail	0.72%
Technology Hardware, Storage & Peripherals	7.79%
Textiles, Apparel & Luxury Goods	1.36%
Tobacco	0.49%
Trading Companies & Distributors	0.33%
Transportation Infrastructure	0.06%
Water Utilities	0.13%
Wireless Telecommunication Services	0.82%
TOTAL COMMON STOCKS	94.65%

INVESTMENT COMPANIES
Exchange Traded Funds	3.40%
TOTAL INVESTMENT COMPANIES	3.40%

PREFERRED STOCKS
Automobiles	0.10%
Banks	0.94%
Electric Utilities	0.28%
Electrical Equipment	0.15%
Metals & Mining	0.02%
Oil, Gas & Consumable Fuels	0.75%
Technology Hardware, Storage & Peripherals	0.34%
TOTAL PREFERRED STOCKS	2.58%

REAL ESTATE INVESTMENT TRUSTS
Equity Real Estate Investment Trusts (REITs)	0.09%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.09%

RIGHTS
Banks	0.00%
TOTAL RIGHTS	0.00%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	3.56%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	3.56%

TOTAL INVESTMENTS	104.28%
Liabilities in Excess of Other Assets	(4.28)%
TOTAL NET ASSETS	100.00%